Fair Value Measurement (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Deposits classified as cash equivalent, notice period	7 days
7-day notice deposits	$ 0	$ 12,728,000
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Deposits classified as cash equivalent, notice period	3 months
Term deposits, original maturities	1 year
Short-term investments, original maturities	1 year
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits, original maturities	3 months